Related Party Transactions - Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	¥ 102,161
Foreign Exchange effect	(1,319)	$ (186)	¥ (6,310)
Total	132,881	18,716	102,161
Account Receivable Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	67,089	9,449	58,786
Addition/(reverse)	(30,534)	(4,301)	7,846
Amounts written off	(1,026)	(145)
Foreign Exchange effect	53	7	457
Total	¥ 35,582	$ 5,010	¥ 67,089